Financial Instruments - Summary of Carrying Amounts and Fair Value of Each Category of Financial Assets and Liabilities (Parenthetical) (Detail) - Designated hedges [member]
₨ in Millions, £ in Millions
12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2022 GBP (£)	Mar. 31, 2021 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Financial instrument designated as hedging instruments in net investment hedge relationship	₨ 91,833.0	₨ 62,978.4	£ 924	£ 625
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Loss on fair value changes attributable to hedged interest rate risk	6,780.5	100.8
Derivatives in hedging relationship [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities designated as hedged in fair value hedge relationship	₨ 74,735.6	₨ 79,000.2